Income taxes - Reconciliation of the Combined Canadian Federal and Provincial Income Tax Rate to the Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Combined Canadian federal and provincial statutory income tax rate	26.80%	26.90%	26.90%
Income tax recovery based on combined statutory income tax rate	$ 5,434	$ 6,714	$ 13,511
Change in unrecognized tax assets	(2,701)	(9,235)	(8,581)
Change in unrecognized tax assets related to OCI	(228)	436	(269)
Share issuance costs	164	224	0
Permanent difference attributable to the use of local currency for tax reporting	(71)	(30)	(1,297)
Change in enacted rates used	(358)	(16)	0
Permanent difference attributable to net change in fair value of warrant liability	595	1,194	(3,754)
Share-based compensation costs	(49)	(291)	(248)
Difference in statutory income tax rate of foreign subsidiaries	768	972	1,135
Permanent difference attributable to expiring loss carry forward	0	0	(563)
Adjustments in respect of prior years	(149)	36	0
Other	74	(4)	66
Income tax recovery	$ 3,479	$ 0	$ 0